Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Changes in equity and earnings per share
21. Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during 2023:

Issued capital

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
	2 019	1 736
Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares

Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.5	(3 706)	(4 559)
Changes during the period	(0.1)	240	(477)
At the end of the current period	35.4	(3 465)	(5 036)
As of 31 December 2023, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 35 414 191 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 282 044 710 restricted shares (31 December 2022: 282 050 690). As of 31 December 2023, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 31 December 2023, from the 326 million restricted shares issued at the time of the SAB combination, 44 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
ZENZELE SCHEMES IN SOUTH AFRICA
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment (B-BBEE) scheme, which provided opportunities for black South Africans, including employees (through the SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and the SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a 10-year scheme, was amended at the time of the combination with SAB and matured on 31 March 2020. As part of the combination with SAB in 2016, AB InBev made a commitment to the South African Government and Competition Authorities to create a new B-BBEE scheme upon maturity of the Zenzele Scheme.
Obligations to the SAB Foundation and the employees as beneficiaries of the SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the COVID-19 outbreak, the remaining settlement (22,6%) was postponed and was performed on 28 May 2021, when the new scheme, Zenzele Kabili was created. 5.1 million AB InBev Treasury shares were used in 2021 for the settlement of part of the prior and the new
B-BBEE schemes (based on the AB InBev share price and the ZAR Euro exchange rate as at 24 May 2021
1
). The new Zenzele scheme arrangement met the criteria under IFRS 2 to be classified as equity settled. The IFRS 2 charge for the year-ended 31 December 2021 is reported in exceptional items (Refer to Note 8 exceptional items
).
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
During 2023, there were no significant purchases or disposals of non-controlling interests in subsidiaries.
ACQUISITIONS AND DISPOSALS OF OWN SHARES (REPORT ACCORDING TO ARTICLE 7:220 OF THE BELGIAN COMPANIES CODE OF COMPANIES AND ASSOCIATIONS) AND BORROWINGS OF OWN SHARES– PURCHASE OF OWN SHARES
During 2023, the company has acquired treasury shares in accordance with article 7:215 of the Belgian Code of Companies and Associations (former article 620 of the Belgian Companies Code) and has proceeded with the following disposals of its own shares.
Treasury shares
Using the powers granted at the shareholders meeting of 28 April 2021, the Board of Directors approved a share buyback program for an amount of 1 billion US dollar. As of 31 December 2023, AB InBev bought back 5.813.148 shares for a total amount of 362 million US dollar, corresponding to
0,29
% of the total shares outstanding. The shares acquired were mainly used to fulfill the company’s various share delivery commitments under the stock ownership plan.
As of 31 December 2023, the group owned 35 414 191 own shares of which 34 775 830 were held directly by AB InBev. The par value of the share is 0.61 euro. The treasury shares that the company still owned at the end of 2023 represented 26 508 604 US dollar (21 602 657 euro) of the subscribed capital.
Borrowed shares
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2023, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfill share-based compensation plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 28 February 2024, a divide
nd
of
0.82
euro per share or
1 645m
 euro
was proposed by the Board of Directors and will be subject to approval at the shareholders’ meeting on 24 April 2024.
On 26 April 2023, a dividend of 0.75 euro per share or 1 510m euro was approved at the shareholders’ meeting. The dividend was paid out as of 5 May 2023.
On 27 April 2022, a dividend of 0.50 euro per share or 1 004m euro was approved at the shareholders’ meeting. The dividend was paid out as of 5 May 2022.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain

1	Considering the closing share price of 62.26 euro per share as at 24 May 2021 and ZAR per Euro exchange rate of 17.0064 as at 24 May 2021.

emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As of 31 December 2023, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4 497	-	-	4 497
Cash flow hedges	-	36	-	36
Re-measurements of post-employment benefits	-	-	(134)	(134)
Other comprehensive income/(loss)	4 497	36	(134)	4 398
As per 31 December 2023	(30 180)	181	(1 155)	(31 155)
The gain in translation reserves is primarily related to the combined effect of the appreciation of the closing rates of the Colombian peso and the Mexican peso and the weakening of the closing rate of the Argentinean peso and the South African rand, which resulted in a net foreign exchange translation adjustment of 4 497m US dollar as of 31 December 2023 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 123)	-	-	(1 123)
Cash flow hedges	-	(336)	-	(336)
Re-measurements of post-employment benefits	-	-	483	483
Other comprehensive income/(loss)	(1 123)	(336)	483	(976)
As per 31 December 2022	(34 677)	145	(1 021)	(35 553)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 320)	-	-	(4 320)
Cash flow hedges	-	105	-	105
Re-measurements of post-employment benefits	-	-	479	479
Other comprehensive income/(loss)	(4 320)	105	479	(3 736)

As per 31 December 2021	(33 554)	481	(1 504)	(34 577)
EARNINGS PER SHARE
The calculation of basic earnings per share for 2023 is based on the profit attributable to equity holders of AB InBev of 5 341m US dollar (2022: 5 969m US dollar; 2021: 4 670m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2023	2022	2021
.
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 981	1 972
Effect of stock lending	30	30	30
Effect of delivery of treasury shares and share buyback programs	2	2	4
Weighted average number of ordinary and restricted shares at 31 December	2 016	2 013	2 007

The calculation of diluted earnings per share for 2023 is based on the profit attributable to equity holders of AB InBev of 5 341m US dollar (2022: 5 969m US dollar; 2021: 4 670m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2023	2022	2021
.
Weighted average number of ordinary and restricted shares at 31 December	2 016	2 013	2 007
Effect of share options, PSUs and restricted stock units	38	37	38
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 054	2 050	2 045
The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

Million US dollar	2023	2022¹	2021¹
.
Profit attributable to equity holders of AB InBev	5 341	5 969	4 670
Net impact of exceptional items on profit (refer to Note 8)	614	153	1 076
Profit before exceptional items, attributable to equity holders of AB InBev	5 955	6 122	5 746
Hyperinflation impacts	203	(30)	28
Underlying profit	6 158	6 093	5 774
The table below sets out the EPS calculation:

Million US dollar	2023	2022	2021
.
Profit attributable to equity holders of AB InBev	5 341	5 969	4 670
Weighted average number of ordinary and restricted shares	2 016	2 013	2 007
Basic EPS	2.65	2.97	2.33
.
Underlying profit	6 158	6 093	5 774
Weighted average number of ordinary and restricted shares	2 016	2 013	2 007
Underlying EPS	3.05	3.03	2.88
.
Profit attributable to equity holders of AB InBev	5 341	5 969	4 670
Weighted average number of ordinary and restricted shares (diluted)	2 054	2 050	2 045
Diluted EPS	2.60	2.91	2.28
Underlying EPS is a non-IFRS measure.
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS, 46m share options were anti-dilutive and not included in the calculation of the dilutive effect per 2023 (2022: 51m share options; 2021: 68m share options).

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.